UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  May 13, 2011
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: 2,200,390


List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                                         Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   Title of claCUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

AMB Property Corp.               COM         00163T109       99941 2778459   SH         Sole             1003983         1774476
Alexandria Real Estate Equitie   COM         015271109       62865  806272   SH         Sole              290252          516020
American Assets Trust            COM         024013104       13255  623199   SH         Sole              139267          483932
American Campus Communities      COM         024835100       20127  609907   SH         Sole              138748          471159
Associated Estates Realty Corp   COM         045604105       20687 1302710   SH         Sole              295922         1006788
AvalonBay Communities, Inc.      COM         053484101      105897  881889   SH         Sole              312742          569147
BRE Properties, Inc.             COM         05564E106       24327  515615   SH         Sole              115554          400061
Boston Properties, Inc.          COM         101121101      146540 1544961   SH         Sole              534415         1010546
Brookfield Asset Mangement       COM         112585104         275    8475   SH         Sole                8475               0
Brookfield Office Properties,    COM         112900105       12283  693160   SH         Sole              500560          192600
Coresite Realty Corp.            COM         21870Q105       16588 1047220   SH         Sole              358646          688574
Corporate Office Properties      COM         22002T108       49414 1367311   SH         Sole              304821         1062490
Crexus Investment Corp           COM         226553105        4618  404400   SH         Sole              289700          114700
Developers Diversified Realty    COM         251591103       31473 2248051   SH         Sole              510537         1737514
Eastgroup Properties             COM         277276101       18288  415913   SH         Sole               98304          317609
Equity Lifestyle Properties      COM         29472R108       53067  920498   SH         Sole              382464          538034
Equity Residential               COM         29476L107      161897 2870006   SH         Sole             1010279         1859727
Essex Property Trust, Inc.       COM         297178105       49675  400599   SH         Sole              155815          244784
Extra Space Storage, Inc         COM         30225T102       22133 1068714   SH         Sole              241764          826950
Federal Realty Investment Trus   COM         313747206         451    5535   SH         Sole                5342             193
General Growth Properties        COM         370023103       50438 3258271   SH         Sole             1115142         2143129
HCP Inc.                         COM         40414L109       92094 2427347   SH         Sole              839782         1587565
Hersha Hospitality Trust         COM         427825104       16417 2763877   SH         Sole              649532         2114345
Host Hotels & Resorts, Inc.      COM         44107P104       59298 3367321   SH         Sole              796229         2571092
Kilroy Realty                    COM         49427F108       27402  705687   SH         Sole              160099          545588
LaSalle Hotel Properties         COM         517942108       20689  766246   SH         Sole              176797          589449
Marriott International-CL A      COM         571903202       16738  470435   SH         Sole              339335          131100
Nationwide Health Properties,    COM         638620104       86768 2040159   SH         Sole              704194         1335965
Post Properties, Inc.            COM         737464107       38423  978925   SH         Sole              223519          755406
Public Storage                   COM         74460D109      128131 1155270   SH         Sole              397806          757464
Regency Centers Corp.            COM         758849103       47747 1098131   SH         Sole              399434          698697
SL Green Realty Corp.            COM         78440X101       43493  578356   SH         Sole              197311          381045
Saul Centers, Inc.               COM         804395101       27298  612735   SH         Sole              139371          473364
Simon Property Group, Inc.       COM         828806109      227962 2127298   SH         Sole              709828         1417470
Starwood Hotels & Resorts Worl   COM         85590A401       58104  999724   SH         Sole              355688          644036
Summit Hotel Properties          COM         866082100       16226 1632372   SH         Sole              553840         1078532
Sunstone Hotel Investors, Inc.   COM         867892101       10436 1024140   SH         Sole              176140          848000
Taubman Centers, Inc.            COM         876664103       46061  859679   SH         Sole              307610          552069
The Macerich Company             COM         554382101       59900 1209362   SH         Sole              381393          827969
Ventas, Inc.                     COM         92276F100       65884 1213328   SH         Sole              412902          800426
Vornado Realty Trust             COM         929042109      147081 1680929   SH         Sole              580319         1100610
REPORT SUMMARY                             41DATA RECORDS  2200390           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED